TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivables are stated net of a provision for doubtful accounts. Movements in the provision for doubtful accounts in the three years ended December 31, 2017 are summarized as follows:

(in thousands of $)
Balance at December 31, 2014	7,434
Additions charged to income	512
Balance at December 31, 2015	7,946
Additions charged to income	199
Deductions credited to trade receivables	(7,193)
Balance at December 31, 2016	952
Additions charged to income	462
Deductions credited to trade receivables	(768)
Balance at December 31, 2017	646

In June 2016, we received $1.7 million and $0.7 million as full settlement of claims for unpaid charter hire and damages for Mayfair and Camden, respectively; the two VLCC vessels that had their charters were terminated in 2012. The settlement related to unrecognized bareboat charter revenue in respect to services rendered in the year ended December 31, 2011 and the aggregate $2.4 million was presented as such on the statement of operations. Trade accounts receivable of $7.0 million and a provision for doubtful accounts in the same amount were written off.